      As filed with the Securities and Exchange Commission on November 17, 1995
                                       1933 Act Registration No. 33-64368
                                       1940 Act Registration No. 811-7784

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM N-1A


              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [  X  ]

                      Pre-Effective Amendment No.       [     ]  [     ]

                      Post-Effective Amendment No.      [  6  ]  [  X  ]


                           (Check appropriate box or boxes)

                           NEUBERGER & BERMAN EQUITY TRUST
                           -------------------------------
               (Exact Name of the Registrant as Specified in Charter)
                                   605 Third Avenue
                            New York, New York 10158-0006
                      (Address of Principal Executive Offices)

         Registrant's Telephone Number, including area code: (212) 476-8800

                             Lawrence Zicklin, President
                           Neuberger & Berman Equity Trust
                             605 Third Avenue, 2nd Floor
                           New York, New York  10158-0006

                               Arthur C. Delibert, Esq.
                                Kirkpatrick & Lockhart
                               South Lobby - 9th Floor
                                 1800 M Street, N.W.
                             Washington, D.C. 20036-5891
                     (Names and Addresses of agents for service)

     Approximate Date of Proposed Public Offering: Continuous

     It is proposed that this filing will become effective:

      x   immediately upon filing pursuant to paragraph (b)
     ---
     ---  on ________ __, 1995 pursuant to paragraph (b)
     ---  60 days after filing pursuant to paragraph (a)(1)
     ---  on __________ pursuant to paragraph (a)(1)
     ---  75 days after filing pursuant to paragraph (a)(2)
     ---  on __________ pursuant to paragraph (a)(2)

              Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, and filed the notice required by such Rule for its 1995 fiscal year on October 24, 1995.

              Neuberger & Berman Equity Trust is a "master/feeder fund." This Post-Effective Amendment No. 6 includes signature pages for the master fund, Equity Managers Trust, and appropriate officers and trustees thereof.


                                                       CALCULATION OF REGISTRATION FEE
                                                       -------------------------------

                                                   Series:  Neuberger & Berman Focus Trust

       Title of
       Securities Being     Amount of Shares     Proposed Maximum Offering    Proposed Maximum            Amount of
       Registered           Being Registered     Price Per Unit               Aggregate Offering Price    Registration Fee
       ----------------     ----------------     -------------------------    ------------------------    ----------------

       Shares of Capital    1,404,494            $14.24                       $20,000,000*                $4,000*
       Stock, Par Value
       $.001



     The fee for 1,404,494 shares to be registered by this filing has been computed on the basis of the price in effect on November 14, 1995.


     ___________________________________
     *Calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased by Neuberger & Berman Focus Trust during the fiscal year ended August 31, 1995 is 190,618.232 shares ($2,413,005.24). All of said redeemed or repurchased securities were used for reductions pursuant to paragraph (c) of Rule 24f-2 in a Rule 24f-2 notice filed on October 24, 1995. None of said redeemed or repurchased securities are being used for reductions in the amendment being filed today.

                                                       CALCULATION OF REGISTRATION FEE
                                                       -------------------------------

                                                  Series:  Neuberger & Berman Guardian Trust

       Title of
       Securities Being     Amount of Shares     Proposed Maximum Offering    Proposed Maximum            Amount of
       Registered           Being Registered     Price Per Unit               Aggregate Offering Price    Registration Fee
       ----------------     ----------------     -------------------------    ------------------------    ----------------

       Shares of Capital    43,699,927           $13.73                       $600,000,000*               $120,000*
       Stock, Par Value
       $.001


     The fee for 43,699,927 shares to be registered by this filing has been computed on the basis of the price in effect on November 14, 1995.


     ___________________________________
     *Calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased by Neuberger & Berman Guardian Trust during the fiscal year ended August 31, 1995 is 9,940,073.647 shares ($118,546,959.99). All of said redeemed or repurchased securities were used for reductions pursuant to paragraph (c) of Rule 24f-2 in a Rule 24f-2 notice filed on October 24, 1995. None of said redeemed or repurchased securities are being used for reductions in the amendment being filed today.

                                                       CALCULATION OF REGISTRATION FEE
                                                       -------------------------------

                                                 Series:  Neuberger & Berman Manhattan Trust

       Title of
       Securities Being     Amount of Shares     Proposed Maximum Offering    Proposed Maximum            Amount of
       Registered           Being Registered     Price Per Unit               Aggregate Offering Price    Registration Fee
       ----------------     ----------------     -------------------------    ------------------------    ----------------

       Shares of Capital    722,798              $12.94                       $10,000,000*                $2,000*
       Stock, Par Value
       $.001

     The fee for 722,798 shares to be registered by this filing has been computed on the basis of the price in effect on November 14, 1995.


     ___________________________________
     *Calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased by Neuberger & Berman Manhattan Trust during the fiscal year ended August 31, 1995 is 632,162.761 shares ($7,259,749.83). All of said redeemed or repurchased securities were used for reductions pursuant to paragraph (c) of Rule 24f-2 in a Rule 24f-2 notice filed on October 24, 1995. None of said redeemed or repurchased securities are being used for reductions in the amendment being filed today.

                                                       CALCULATION OF REGISTRATION FEE
                                                       -------------------------------

                                         Series:  Neuberger & Berman NYCDC Socially Responsive Trust

       Title of
       Securities Being     Amount of Shares     Proposed Maximum Offering    Proposed Maximum            Amount of
       Registered           Being Registered     Price Per Unit               Aggregate Offering Price    Registration Fee
       ----------------     ----------------     -------------------------    ------------------------    ----------------

       Shares of Capital    765,697              $13.06                       $10,000,000*                $2,000*
       Stock, Par Value
       $.001


     The fee for 765,697 shares to be registered by this filing has been computed on the basis of the price in effect on November 14, 1995.


     ___________________________________
     *Calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased by Neuberger & Berman NYCDC Socially Responsive Trust during the fiscal year ended August 31, 1995 is 1,424,320.473 shares ($15,146,056.90). All of said redeemed or repurchased securities were used for reductions pursuant to paragraph (c) of Rule 24f-2 in a Rule 24f-2 notice filed on October 24, 1995. None of said redeemed or repurchased securities are being used for reductions in the amendment being filed today.

                                                       CALCULATION OF REGISTRATION FEE
                                                       -------------------------------

                                                  Series:  Neuberger & Berman Partners Trust

       Title of
       Securities Being     Amount of Shares     Proposed Maximum Offering    Proposed Maximum            Amount of
       Registered           Being Registered     Price Per Unit               Aggregate Offering Price    Registration Fee
       ----------------     ----------------     -------------------------    ------------------------    ----------------

                                                                                                          $2,000*
       Shares of Capital    793,508              $12.60                       $10,000,000*
       Stock, Par Value
       $.001


     The fee for 793,508 shares to be registered by this filing has been computed on the basis of the price in effect on November 14, 1995.


     ___________________________________
     *Calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased by Neuberger & Berman Partners Trust during the fiscal year ended August 31, 1995 is 584,288.258 shares ($6,511,718.93). All of said redeemed or repurchased securities were used for reductions pursuant to paragraph (c) of Rule 24f-2 in a Rule 24f-2 notice filed on October 24, 1995. None of said redeemed or repurchased securities are being used for reductions in the amendment being filed today.

                                     SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, EQUITY MANAGERS TRUST has duly caused the Post-Effective Amendment No. 6 to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 17th day of November, 1995.

                                EQUITY MANAGERS TRUST


                                 By: /s/ Lawrence Zicklin
                                     _____________________________
                                     Lawrence Zicklin
                                     President

              Pursuant to the requirements of the Securities Act of 1933, the Post-Effective Amendment No. 72 has been signed below by the following persons in the capacities and on the date indicated.

     Signature                         Title                             Date

     /s/ Faith Colish                  Trustee          November 17, 1995
     _________________________
     Faith Colish

     /s/ Donald M. Cox                 Trustee          November 17, 1995
     _________________________
     Donald M. Cox

     /s/ Stanley Egener                Chairman of      November 17, 1995
     _________________________         the Board and
     Stanley Egener                    Trustee (Chief
                                       Executive
                                       Officer)

     /s/ Howard A. Mileaf              Trustee          November 17, 1995
     _________________________
     Howard A. Mileaf

     /s/ Edward I. O'Brien             Trustee          November 17, 1995
     _________________________
     Edward I. O'Brien

     /s/ John T. Patterson, Jr.        Trustee          November 17, 1995
     __________________________
     John T. Patterson, Jr.

     /s/ John P. Rosenthal             Trustee          November 17, 1995
     __________________________
     John P. Rosenthal

     Signature                         Title                             Date

     /s/ Cornelius T. Ryan             Trustee          November 17, 1995
     __________________________
     Cornelius T. Ryan

     /s/ Gustave H. Shubert            Trustee          November 17, 1995
     __________________________
     Gustave H. Shubert


     /s/ Alan R. Gruber                Trustee          November 17, 1995
     __________________________
     Alan R. Gruber

     /s/ Lawrence Zicklin              President and    November 17, 1995
     __________________________        Trustee
     Lawrence Zicklin

     /s/ Michael J. Weiner             Vice President   November 17, 1995
     _________________________         (Principal
     Michael J. Weiner                 Financial
                                       Officer)

     /s/ Richard Russell               Treasurer        November 17, 1995
     _________________________         (Principal
     Richard Russell                   Accounting
                                       Officer)

                                     SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEUBERGER & BERMAN EQUITY TRUST certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 6 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 17th day of November 1995.

                                       NEUBERGER & BERMAN EQUITY TRUST


                                       By:  /s/ Lawrence Zicklin
                                            __________________________
                                            Lawrence Zicklin
                                            President

              Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 72 has been signed below by the following persons in the capacities and on the date indicated.

     Signature                         Title                     Date
     ____________________      ______________________   ___________________

     /s/ Faith Colish                  Trustee          November 17, 1995
     _________________________
     Faith Colish

     /s/ Donald M. Cox                 Trustee          November 17, 1995
     _________________________
     Donald M. Cox

     /s/ Stanley Egener                Chairman of      November 17, 1995
     _________________________         the Board and
     Stanley Egener                    Trustee (Chief
                                       Executive
                                       Officer)

     /s/ Howard A. Mileaf              Trustee          November 17, 1995
     _________________________
     Howard A. Mileaf

     /s/ Edward I. O'Brien             Trustee          November 17, 1995
     _________________________
     Edward I. O'Brien

     /s/ John T. Patterson, Jr.        Trustee          November 17, 1995
     __________________________
     John T. Patterson, Jr.

     Signature                         Title                     Date
     _____________________     ____________________     ______________________


     /s/ John P. Rosenthal             Trustee          November 17, 1995
     __________________________
     John P. Rosenthal


     /s/ Cornelius T. Ryan             Trustee          November 17, 1995
     __________________________
     Cornelius T. Ryan

     /s/ Gustave H. Shubert            Trustee          November 17, 1995
     __________________________
     Gustave H. Shubert


     /s/ Alan R. Gruber                Trustee          November 17, 1995
     __________________________
     Alan R. Gruber

     /s/ Lawrence Zicklin              President and    November 17, 1995
     __________________________        Trustee
     Lawrence Zicklin

     /s/ Michael J. Weiner             Vice President   November 17, 1995
     _________________________         (Principal
     Michael J. Weiner                 Financial
                                       Officer)

     /s/ Richard Russell               Treasurer        November 17, 1995
     _________________________         (Principal
     Richard Russell                   Accounting
                                       Officer)